Other liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Other Liabilities [Abstract]
Table of Other Liabilities
25.	Other liabilities

	December 31, 2019	December 31, 2018
Miscellaneous creditors	5,155,257	5,293,263
Short term personnel benefits	4,193,448	3,905,639
Other collections and withholdings	3,075,256	3,100,127
Advance collections	2,606,751	2,543,751
Other taxes payable	1,219,002	1,195,409
Contract liabilities	383,757	290,959
Long term personnel benefits	306,486	278,063
Social security payable	61,435	106,094
Termination benefits payable	—	95,584
Others	78,385	45,219

TOTAL	17,079,777	16,854,108